Strategic Review and Liquidity (Q2)	6 Months Ended
Jun. 30, 2026
Strategic Review and Liquidity [Abstract]
Strategic Review and Liquidity
2. Strategic Review and Liquidity
In February 2026, we adopted a restructuring plan to extend our capital resources (the “2026 Restructuring”) in connection with initiating a process to explore a full range of strategic alternatives to advance our promising platform and drug development pipeline to maximize stockholder value. We have engaged Piper Sandler & Co. (“Piper Sandler”) to serve as exclusive financial advisor to assist in the strategic review process. Measures contemplated during the strategic review process include the asset purchase agreement described in Note 4, and may also include, among other options, a sale of the Company, a business combination or merger, a sale of our assets, licensing or collaboration arrangements, or other strategic transactions. There can be no assurance that the strategic review process will result in any agreement or transaction that will enhance stockholder value, or any agreement or transaction at all.
As part of the 2026 Restructuring, our board of directors approved a reduction in force in February 2026, representing 64% of our workforce to better align our resources with our pursuit of strategic alternatives. In May 2026, an additional reduction in force occurred, representing 36% of our workforce at that time. See Note 12 for further discussion of the impact of the 2026 Restructuring.
We had cash and cash equivalents of $22.0 million at June 30, 2026. The outcome of our strategic review process will inform future development plans and the costs associated with those efforts. We expect to incur substantial operating losses and negative cash flows from operations for the foreseeable future as we continue to execute on our strategic review process. Our ability to maintain ongoing operations is dependent on our ability to obtain additional financing, as to which we can make no assurance. These conditions raise substantial doubt about our ability to continue as a going concern for at least twelve months from the date these condensed consolidated financial statements are issued in this Quarterly Report. There can be no assurance that the strategic review process will result in any agreement or transaction that will mitigate the conditions which raise substantial doubt about our ability to continue as a going concern, or at all.
Our condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the ordinary course of business. Our condensed consolidated financial statements do not include any adjustments that might result from the outcome of the conditions described above.